Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 17, 2025	Dec. 16, 2025	Sep. 23, 2025	Sep. 22, 2025	Jun. 30, 2025	Jun. 29, 2025	Apr. 09, 2025
Common Class A [Member]
Common stock, par value	$ 0.0128	$ 0.000001	$ 0.0128	$ 0.0016	$ 0.0001	$ 0.0128		$ 0.0001
Common stock, shares authorized	154,237,500			30,847,500		154,237,500		493,560,000
Common stock, shares issued	1,397,551					113,911	14,580,597
Common stock, shares outstanding	1,397,551					113,911
Common Class B [Member]
Common stock, par value	$ 0.0032	$ 0.000001	$ 0.0032	$ 0.0016		$ 0.0032		$ 0.0001
Common stock, shares authorized	8,050,000			402,500		8,050,000		6,440,000
Common stock, shares issued	201,250					201,250	6,440,000
Common stock, shares outstanding	201,250